Investment income and financing costs (Tables)	12 Months Ended
Mar. 31, 2021
Investment income and financing costs
Disclosure of Investment Income and Financing Costs [Table Text Block]
	2021	2020	2019
	€m	€m	€m
Investment income:
Financial assets measured at amortised cost	306	157	286
Financial assets measured at fair value through profit and loss	24	91	147
	330	248	433
Financing costs[1]:
Financial liabilities measured at amortised cost
Bonds	1,722	1,580	1,194
Lease liabilities	374	330	—
Bank loans and other liabilities[2]	463	626	419
Interest on derivatives	(485)	(354)	(139)
Mark-to-market on derivatives	(1,070)	1,162	424
Foreign exchange	23	205	190
	1,027	3,549	2,088
Net financing costs	697	3,301	1,655

Notes:

1

Components of financing costs for 2020 and 2019 have been represented to align with the 2021 presentation, primarily combining interest costs on derivatives that were previously shown as items within hedging relationships and other liabilities. There is no impact on total financing costs.

Interest capitalised for the year ended 31 March 2021 was €17 million (2020: €25 million, 2019: €nil